CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
CAPITAL AND RESERVES
16	CAPITAL AND RESERVES

	2025			2024			2023
	Number of Class A shares*	Number of Class B shares	USD	Number of Class A shares*	Number of Class B shares	USD	Number of Class A shares*	Number of Class B shares	USD
Issued and fully paid:
Shares
As at the beginning of year	721,952	5,000,000	5,280,406	666,001	5,000,000	3,564,150	611,777	5,000,000	1,228,037
Issuance of class A shares for business combinations (Note 8)	168,000	-	13,376,000	-	-	-	-	-	-
Issuance of class A shares for an asset acquisition	80,000	-	5,760,000	-	-	-	-	-	-
Issuance of class A shares in connection with IPO	-	-	-	22,500	-	4,500,000	16,000	-	1,600,000
Issuance of class A shares to employees (2025 Share incentive plan)	130,000	-	-	-	-	-	-	-	-
Issuance of class A shares to employees (2024 Share incentive plan)	44,600	-	-	-	-	-	-	-	-
Issuance of class A shares to employees (2023 Share incentive plan)	-	-	-	48,000	-	-	-	-	-
Issuance of class A shares to individual consultants (2024 Share incentive plan)	25,400	-	-	18,000	-	-	-	-	-
Issuance of class A shares to certain employees (employee stock compensation plan)	-	-	-	4,105	-	-	-	-	-
Issuance of class A shares and warrant	190,477	-	384,188	-	-	-	-	-	-
Conversion of a convertible loan	-	-	-	-	-	-	38,224	-	736,113
Transfer shares from treasury shares	1,297	-	25,243	-	-	-	-	-	-
Share Repurchase	-	-	-	(36,654)	-	-	-	-	-
Offering costs	-	-	-	-	-	(2,783,744)	-	-	-
As at end of year	1,361,726	5,000,000	24,825,837	721,952	5,000,000	5,280,406	666,001	5,000,000	3,564,150

*	The Class A ordinary shares are presented on a retroactive basis to reflect the Company’s reverse share split on March 24, 2026 (Note 26).

Holders of class A shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. The holder of class B shares is not entitled to dividends as declared from time to time and is entitled to five hundred (500) vote per share at general meeting of the Company.

In September 2022, the general meeting of shareholders approved the issue of 135,018 (6,750,881 prior to 50-for-1 reverse share split) class A shares at a price of S$1.00 per share.

Additionally, 450 (22,503 prior to 50-for-1 reverse share split) and 450 (22,503 prior to 50-for-1 reverse share split) class A shares were issued as a result of the establishment of YY Circle Sdn Bhd and Hong Ye Maintenance (MY) Sdn Bhd on July 22, 2022 and November 8, 2022, respectively.

On February 21, 2023, the Group issued 16,000 (800,000 prior to 50-for-1 reverse share split) class A shares to V Capital Quantum Sdn Bhd at a price of $100 ($2.00 prior to 50-for-1 reverse share split) per share in exchange for the IPO related consultation service fee received for the year ended December 31, 2023. The Company recognized it as deferred IPO cost over the service period.

On February 28, 2023, the Group and Mr. Tan Soo Seng (“Lender”) agreed and signed a Notice to terminate the Convertible Loan Agreement, with effect on February 28, 2023. The Company issued 38,223 (1,911,170 prior to 50-for-1 reverse share split) or 4.99% class A shares under the Company to the Lender.

On April 24, 2024, the Company closed the initial public offering of its 22,500 (1,125,000 prior to 50-for-1 reverse share split) Class A ordinary shares, no par value. The Shares were priced at $200 ($4.00 prior to 50-for-1 reverse share split) per share, and the IPO was conducted on a firm commitment basis.

On April 24, 2024, the Company issued an underwriter’s warrant to US Tiger Securities, Inc., granting the right to purchase 1,125 (56,250 prior to 50-for-1 reverse share split) Class A ordinary shares.

For the year ended December 31, 2024, a total of 52,105 (2,605,250 prior to 50-for-1 reverse share split) Class A ordinary shares were issued as part of share-based compensation to attract and retain employees as a bonus in connection with successful IPO and a total of 18,000 (900,000 prior to 50-for-1 reverse share split) Class A ordinary shares were issued to individual consultants to help the Company form and execute its business development strategy. (see Note 22)

In February 2025, the Company issued an aggregate of 43,000 (2,150,000 prior to 50-for-1 reverse share split) Class A ordinary shares under its 2024 Share Incentive Plan to certain employees and external consultants as compensation for past services, of which 17,600 (880,000 prior to 50-for-1 reverse share split) shares were issued to employees and 25,400 (1,270,000 prior to 50-for-1 reverse share split) shares were issued to external consultants. This issuance reflects the Company’s equity-based compensation strategy and is intended to align the interests of service providers with those of shareholders and support the Company’s retention and incentive objectives. (see Note 22)

On April 11, 2025, the Company transferred 1,111 (55,556 prior to 50-for-1 reverse share split) Class A ordinary shares from treasury shares to a shareholder, for total consideration of $1, resulting in the recognition of $13,424 as share capital.

On September 10, 2025, the Company entered into a securities purchase agreement with certain institutional investors, which was amended and restated on September 11, 2025, for a follow-on offering of 190,477 (9,523,812 prior to 50-for-1 reverse share split) Class A ordinary shares, no par value. Each share was sold together with one and one-half warrants at a combined purchase price of $21 ($0.42 prior to 50-for-1 reverse share split) per share and accompanying warrants.

On December 5, 2025, a total of 27,000 (1,350,000 prior to 50-for-1 reverse share split) Class A ordinary shares under its 2024 Share Incentive Plan to certain employees as compensation for their past service. This issuance highlights the company’s commitment to rewarding employee loyalty and could improve staff retention, potentially impacting the company’s operational efficiency and market competitiveness.

On December 5, 2025, a total of 130,000 (6,500,000 prior to 50-for-1 reverse share split) Class A ordinary shares under its 2025 Share Incentive Plan to certain employees as compensation for their past service. This issuance highlights the company’s commitment to rewarding employee loyalty and could improve staff retention, potentially impacting the company’s operational efficiency and market competitiveness.

During the year ended December 31, 2025, the Group completed a series of transactions to acquire interests in several subsidiaries and asset groups pursuant to their respective share purchase agreements (“SPAs”) and asset purchase agreements (Note 8 and Note 10). In connection with these acquisitions, YY Group Holding Limited issued an aggregate 248,000 (12,400,000 prior to 50-for-1 reverse share split) Class A ordinary shares, with no par value, representing total fair value consideration of $19,136,000 based on the respective market prices at the acquisition dates and contributing $19,136,000 to equity. In addition, the Company transferred 185 (9,260 prior to 50-for-1 reverse share split) Class A ordinary shares from treasury shares, with a historical cost of $35.42 ($0.7084 prior to 50-for-1 reverse share split) per share, in relation to the acquisition of Mediaplus Venture Group Pte. Ltd.

ii)	Nature and purpose of reserves

a)	Foreign currency translation reserve

The foreign currency translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

b)	Share based compensation reserves

Share-based compensation reserves represent the equity set aside for stock-based payments to employees, executives, and consultants. These reserves arise when a company grants shares or stock options as part of its compensation strategy, recording them as an expense with a corresponding increase in equity. The primary purpose of share-based compensation reserves is to attract, retain, and incentivize key personnel while aligning their interests with the company’s long-term growth. Additionally, it helps preserve cash by offering equity instead of cash payments and serves as a performance-based reward system. Companies also use these reserves to compensate external consultants or advisors, supporting business development and strategic initiatives.

c)	Treasury Shares reserve

On September 13, 2024, the Company entered into a share sale agreement with V Capital Consulting Limited to purchase 36,654 (1,832,700 prior to 50-for-1 reverse share split) Class A Shares of the Company for a total purchase consideration of US$1,298,250, which consists of US$1,012,458 in cash plus a settlement of US$285,792 previously owed by the Vendor to the Company. The Vendor is not a related party with the Company and the Share Purchase was negotiated at arm’s length. The Share Purchase was completed on September 19, 2024.

On April 11, 2025, the Company transferred 1,111 (55,556 prior to 50-for-1 reverse share split) Class A ordinary shares from treasury shares to a shareholder, Qin Qin, for total consideration of $ 1, resulting in a deduction of treasury share reserve of $39,355 based on the historical unit cost of $35.42 ($0.7084 prior to 50-for-1 reverse share split) per share. On the same date, the Company also transferred 185 (9,260 prior to 50-for-1 reverse share split) Class A ordinary shares from treasury shares as part of the purchase consideration for the acquisition of Mediaplus Venture Group Pte. Ltd., representing a total consideration of SGD 25,000 (equivalent to $18,379).